Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
The “2025 Executive Compensation—Narrative Disclosure to Summary Compensation Table—2025 Named Executive Officer Compensation” section of this Proxy Statement sets forth the factors considered by the compensation committee and the board of directors when reviewing and setting the compensation of our Chief Executive Officer and other named executive officers for the 2025 fiscal year. As required by Item 402(v) of Regulation S-K (the “Rule”), the table below and the related disclosure shows the following information for the past three fiscal years: (i) “total” compensation for our named executive officers (or “NEOs”), including the principal executive officer (or “PEO”), for purposes of the “Summary Compensation Table”; (ii) the “Compensation Actually Paid” to named executive officers (calculated pursuant to the Rule); (iii) our Total Shareholder Return (TSR); and (iv) our Net Income (Loss). Use of the term “compensation actually paid” (CAP) is required by the Rule. Pursuant to the Rule, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the table. The calculation of CAP includes, among other things, the revaluation of unvested and outstanding stock awards and option awards. In accordance with the Rule, the value of stock and option awards in a particular year includes:
•	the year-end fair value of the awards granted in the covered fiscal year (e.g., 2025) that are outstanding and unvested as of the end of the covered fiscal year;
•
the change in fair value from the end of the prior fiscal year (e.g., 2024) to the end of the covered fiscal year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; and

•	the change in fair value from the end of the prior fiscal year to the vesting date with respect to any awards granted in prior years that vested in the covered fiscal year.
These valuations are calculated based on the price of the Company’s Class A Common Stock as of a specific date (i.e., the last trading day of the applicable fiscal year or the applicable vesting date) and changes in the price of the Company’s Class A Common Stock can materially impact (positively or negatively) the amount reported as CAP. The amounts actually received will depend upon the Company’s performance and the price of the Company’s Class A Common Stock, including at the time of vesting and at the time vested options are actually exercised, as the case may be. As a result, CAP does not reflect the amount of compensation actually paid, earned or received during the applicable year.
2025 Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(1) ($)	Average Compensation Actually Paid to non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3) ($)	Net Income (Loss)(4) ($ millions)
2025	6,933,012	4,692,090	6,257,364	4,510,649	191	103
2024	4,431,850	12,431,698	3,845,450	10,246,084	221	36
2023	3,009,901	2,691,669	2,354,251	2,149,870	87	(218)

(1)	Mr. Fleming served as our PEO for each of the covered years. The individuals comprising the Non-PEO NEOs for each of the covered years are Ms. Sieffert and Mr. Prahm.
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for fiscal year 2025 (all amounts are averages for the named executive officers other than the principal executive officer):

	Equity Award Adjustments
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Reported Value of Stock Awards ($)	Deduct Reported Value of Option Awards ($)	Add Year-End Market Value of Unvested Equity Awards Granted in Year ($)	Add Market Value of Equity Awards Granted and Vested in Year ($)	Change in Market Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Market Value of Equity Awards Granted in Prior Years which Vested in Year ($)	Compensation Actually Paid ($)
2025	Graham A. Fleming (PEO)	6,933,012	(2,062,512)	(2,510,000)	5,145,740	—	(1,968,484)	(845,666)	4,692,090
	Average for Non-PEO NEOs	6,257,364	(1,950,014)	(2,196,250)	4,671,175	—	(1,641,158)	(630,468)	4,510,649

(3)
TSR is determined based on the value of an initial fixed investment of $100 using the Class A Common Stock closing price on December 30, 2022; calculated based on changes to the Class A Common Share price from the closing price on December 30, 2022 compared to the closing price on the last day of the respective reporting period.

(4)	Net Income (Loss) as reported in the Company’s financial statements.

Named Executive Officers, Footnote
(1)	Mr. Fleming served as our PEO for each of the covered years. The individuals comprising the Non-PEO NEOs for each of the covered years are Ms. Sieffert and Mr. Prahm.

PEO Total Compensation Amount	$ 6,933,012	$ 4,431,850	$ 3,009,901
PEO Actually Paid Compensation Amount	$ 4,692,090	12,431,698	2,691,669
Adjustment To PEO Compensation, Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for fiscal year 2025 (all amounts are averages for the named executive officers other than the principal executive officer):

	Equity Award Adjustments
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Reported Value of Stock Awards ($)	Deduct Reported Value of Option Awards ($)	Add Year-End Market Value of Unvested Equity Awards Granted in Year ($)	Add Market Value of Equity Awards Granted and Vested in Year ($)	Change in Market Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Market Value of Equity Awards Granted in Prior Years which Vested in Year ($)	Compensation Actually Paid ($)
2025	Graham A. Fleming (PEO)	6,933,012	(2,062,512)	(2,510,000)	5,145,740	—	(1,968,484)	(845,666)	4,692,090
	Average for Non-PEO NEOs	6,257,364	(1,950,014)	(2,196,250)	4,671,175	—	(1,641,158)	(630,468)	4,510,649

Non-PEO NEO Average Total Compensation Amount	$ 6,257,364	3,845,450	2,354,251
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,510,649	10,246,084	2,149,870
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “Compensation Actually Paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “Compensation Actually Paid” for fiscal year 2025 (all amounts are averages for the named executive officers other than the principal executive officer):

	Equity Award Adjustments
Year	Executive(s)	Summary Compensation Table Total ($)	Deduct Reported Value of Stock Awards ($)	Deduct Reported Value of Option Awards ($)	Add Year-End Market Value of Unvested Equity Awards Granted in Year ($)	Add Market Value of Equity Awards Granted and Vested in Year ($)	Change in Market Value of Unvested Equity Awards Granted in Prior Years ($)	Change in Market Value of Equity Awards Granted in Prior Years which Vested in Year ($)	Compensation Actually Paid ($)
2025	Graham A. Fleming (PEO)	6,933,012	(2,062,512)	(2,510,000)	5,145,740	—	(1,968,484)	(845,666)	4,692,090
	Average for Non-PEO NEOs	6,257,364	(1,950,014)	(2,196,250)	4,671,175	—	(1,641,158)	(630,468)	4,510,649

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Compensation Actually Paid to our PEOs, the Average of Compensation Actually Paid to Non-PEO NEOs, and, in each case, FOA’s Cumulative TSR. For 2025, as compared to 2024, the compensation actually paid to Mr. Fleming, as our PEO, decreased by 62% to $4.7 million. For 2025, as compared to 2024, the average of the compensation actually paid to the Non-PEO NEOs decreased by 56% to $4.5 million. For 2025, as compared to 2024, the cumulative TSR decreased by 14%. For 2024, as compared to 2023, the compensation actually paid to Mr. Fleming, as our PEO, increased by 362% to $12.4 million. For 2024, as compared to 2023, the average of the compensation actually paid to the Non-PEO NEOs increased by 377% to $10.2 million. For 2024, as compared to 2023, the cumulative TSR increased by 154%.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to our PEOs, the Average of the Compensation Actually Paid to the Non-PEO NEOs, and, in each case, the Company’s Net Income (Loss). For 2025, as compared to 2024, the compensation actually paid to Mr. Fleming, as our PEO, decreased by 62% to $4.7 million. For 2025, as compared to 2024, the average of the compensation actually paid to the Non-PEO NEOs decreased by 56% to $4.5 million. For 2025, as compared to 2024, Net Income increased by $67 million. Net Income (Loss) included in the Pay Versus Performance table for 2024 and 2025 is as reported in the 2025 Form 10-K. For 2024, as compared to 2023, the compensation actually paid to Mr. Fleming, as our PEO, increased by 362% to $12.4 million. For 2024, as compared to 2023, the average of the compensation actually paid to the Non-PEO NEOs increased by 377% to $10.2 million. For 2024, as compared to 2023, Net Income increased by $254 million. Net Income (Loss) included in the Pay Versus Performance table for 2023 is as reported in the 2024 Form 10-K/A.

Total Shareholder Return Amount	$ 191	$ 221	$ 87
PEO Name	Mr. Fleming	Mr. Fleming	Mr. Fleming
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 103,000,000	$ 36,000,000	$ (218,000,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,145,740
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,968,484)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(845,666)
PEO | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,062,512)
PEO | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,510,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,671,175
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,641,158)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,468)
Non-PEO NEO | Reported Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,950,014)
Non-PEO NEO | Reported Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,196,250)